Income Tax Benefits (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Sep. 04, 2019
Income Tax Benefits (Details) [Line Items]
Net loss before taxes (in Yuan Renminbi)	¥ 90,200,000	¥ 39,400,000	¥ 17,000,000
Income tax description	The subsidiary, VIE and subsidiary of VIE in the PRC are subject to a uniform income tax rate of 25% for the years presented. UTime SZ is regarded as a Certified High and New Technology Enterprise (“HNTE”) and entitled to a favorable statutory tax rate of 15%. Preferential tax treatment of UTime SZ as HNTE from November 2, 2015 to December 23, 2024 has been granted by the relevant tax authorities. UTime SZ is entitled to a preferential tax rate of 15% which is subject to review by State Taxation Administration every three years. As a result of these preferential tax treatments, the reduced tax rates applicable to UTime SZ for the years ended March 31, 2021, 2022 and 2023 are 15%. However, UTime SZ has not enjoyed the above-mentioned preferential tax treatments for the years ended March 31, 2021, 2022 and 2023 due to its loss position and as such there is no impact of these tax holidays on net loss per share.
Additional tax deductions	50.00%
Additional tax deductions, description	The additional tax deduction has been increased from 50% of the qualified research and development expenses to 75%, effective from January 1, 2018 according to a tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”).
Additional tax deduction rate	75.00%
Qualified research and development expenses rate	100.00%
Withholding tax rate	10.00%
Dividend of tax rate	10.00%
Equity interest, percentage	25.00%			100.00%
Operating loss (in Yuan Renminbi)	¥ 152	116,200,000
Valuation allowance (in Yuan Renminbi)	109.8	83,200,000
Carryforward amount (in Yuan Renminbi)	¥ 42.2	¥ 33,900,000
Income tax benefit	50.00%
underpayment of taxes (in Yuan Renminbi)	¥ 100,000
Hong Kong [Member]
Income Tax Benefits (Details) [Line Items]
Income tax rate percentage, description	The first HK$2 million of profits earned will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate.
Dividend of tax rate	5.00%
India [Member]
Income Tax Benefits (Details) [Line Items]
Income tax rate	25.00%
Mexico [Member]
Income Tax Benefits (Details) [Line Items]
Income tax rate	30.00%
PRC [Member]
Income Tax Benefits (Details) [Line Items]
Income tax rate	25.00%